Business Combinations - Additional Information (Details)		12 Months Ended
	May 17, 2021 USD ($) Tranche	Feb. 28, 2022 USD ($)	Jun. 24, 2022 USD ($)
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	$ 3,189,972
Risk adjusted discount rate		15.00%
Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones			$ 2,000,000
IB Holdings Limited
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary	99.00%
Invoice Bazaar Forfaiting Services LLC
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary	49.00%
Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value	$ 7,189,972
Initial cash payment	4,000,000
Deferred cash consideration	2,000,000.0
Earn-out consideration, subject to achievement of certain revenue milestones	$ 2,000,000
Number of tranches | Tranche	2
Description of changes in earn-out payable condition		The Purchase Agreement was amended in June 2022 to replace the revenue milestones established in clause (iii) of the preceding sentence, with new milestones relating to recurring revenue from assets deployed or fees collected, origination of new customers, origination of deals, and signing of distribution partnerships with financial institutions related to the remaining $2.0 million in earn-out amount payable by the Group to the sellers of Invoice Bazaar.
Description of basis for determining amount of payment for contingent consideration arrangements and indemnification assets		Group has agreed to pay the selling shareholders in 2 years’ time additional consideration of up to US$2,000,000 if the acquiree’s cumulative revenue over the next 2 years exceeds certain revenue milestones. S$1,000,000 will be paid on the completion of the first and second year when the acquiree achieved a cumulative revenue of US$800,000 for each respective year. The earn-out of US$2,000,000 will be paid when the acquiree achieved cumulative revenue of US$10,000,000 within the next 2 years.
Gross contractual amounts due	$ 159,456
Goodwill expected to be deductible for income tax purposes	0
Amortization expense related to intangible assets		$ 319,907
Acquisition related expenses recorded in general and administrative expenses		227,067
Revenue of acquiree since acquisition date		22,697,061
Profit (loss) of acquiree since acquisition date		$ 2,328,368
Invoice Bazaar | Top of range [member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value	8,000,000.0
Earn-out consideration, subject to achievement of certain revenue milestones	2,000,000.0
Additional consideration agreed to pay the selling shareholders	2,000,000
Invoice Bazaar | Payable on First and Second Anniversary or the Achievement of Cumulative Revenue Milestones
Disclosure Of Business Combinations [Line Items]
Deferred cash consideration	1,000,000.0
Invoice Bazaar | Completion of First and Second Year
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	1,000,000
Cumulative revenue	800,000
Invoice Bazaar | Within Next 2 Years
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	2,000,000
Cumulative revenue	$ 10,000,000